Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Managed Retirement Income Fund - Class K
Bar Chart Table:
Annual Return 2020	8.67%
Annual Return 2021	2.87%
Annual Return 2022	(11.58%)